CONTRACTS ASSETS NET (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACT ASSETS, NET
Schedule of Contracts receivable
	December 31	December 31
	2021	2020
Contract assets - “Smart Campus” related technological consulting services with FMP (1)	$1,350,683	$3,730,203
Contract assets - “Smart Campus” project maintenance and technical support fee with FMP	601,461	600,134
Contract assets – Other “Smart Campus” related technological consulting services	54,345	245,761
Financing component associated with FMP contract assets (1)	7,657	135,465
Total contract assets, net	2,014,146	4,711,563
Less: current portion of contract assets	2,014,146	4,448,946
Contract assets, non-current	$-	$262,617

Schedule of contracted receivable from FMP 2017
	Amount as of	Contracted
	December 31,	payment due
2017 FMP Contract	2021	date
Maintenance fees	$209,724
Total	209,724
Less: current portion of contract assets	209,724	By December 31, 2022
Non-current portion	-

Schedule of contracted receivable from FMP 2019
	Amount as of	Contracted
	December 31,	payment due
2019 FMP Contract	2021	date
Contract assets	$1,358,340
Maintenance fees	391,737
Total	1,750,077
Less current portion	1,750,077	By December 31, 2022
Non-current portion	-

Summary of revenue recognized for the year
	For the years ended December 31,
	2021	2020	2019
2017 FMP contract post-installation maintenance fee revenue	$201,085	$171,035	$187,559
Revenue from 2019 FMP “smart campus” contract	332,069	612,359	926,187
2019 FMP contract post-installation maintenance fee revenue	187,800	159,736	-
Total revenue from FMP “smart campus” contracts	$720,954	$943,130	$1,113,746